ACCOUNTING POLICIES - FINANCE LEASE (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 24, 2017 BRL (R$)	Aug. 24, 2017 USD ($)	Jul. 24, 2017 BRL (R$)	Jul. 24, 2017 USD ($)	Apr. 25, 2017 BRL (R$)	Apr. 25, 2017 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 181,563,940	$ 184,099,000	$ 0	R$ 4,570	$ 1,179,000	R$ 4,220	$ 1,089,000	R$ 23,615	$ 6,094,000
Additions to right-of-use assets	5,798,000
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	24,427,000
Increase (decrease) due to changes in accounting policy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	181,564,000		189,897,000
Increase (decrease) due to changes in accounting policy [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(71,860,000)		(18,629,000)
Additions to right-of-use assets	(53,507,000)
Gains (losses) on exchange differences on translation, before tax	276,000
Increase (decrease) due to changes in accounting policy [member] | Long-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	0
Interest expense on lease liabilities	0
Gains (losses) on exchange differences on translation, before tax	9,410,000
Increase (decrease) due to changes in accounting policy [member] | Short-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	(56,088,000)
Interest expense on lease liabilities	18,307,000
Gains (losses) on exchange differences on translation, before tax	6,440,000
Increase (decrease) due to changes in accounting policy [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	253,424,000		$ 208,526,000
Additions to right-of-use assets	49,261,000
Gains (losses) on exchange differences on translation, before tax	$ (4,363,000)